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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number          811-03790
                                  ----------------------------------------------


                               Quantitative Group of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               55 Old Bedford Road, Lincoln, Massachusetts 01773
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Frederick S. Marius 55 Old Bedford Road, Lincoln, Massachusetts 01773
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:      (781) 259-1144
                                                   -----------------------------

Date of fiscal year end:       03/31
                        ------------------

Date of reporting period:     9/30/2004
                         -----------------

QUANT FUNDS [LOGO]
--------------------------------------------------------------------------------

November 29, 2004

Dear Fellow Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Quant Funds for the six-month period ended September 30, 2004. This report is to update you on recent market conditions and the performance of the Quant Funds.

U.S. stock market performance has experienced ups and downs during 2004, but is relatively flat for the year. Year-to-date, foreign stock markets--both developed and emerging--have outperformed the U.S. stock market.

The U.S. economy faces many of the same concerns discussed in the Quant Funds' May 2004 Annual Report. Among other things, terrorism fears continue, fuel prices are high and U.S. interest rates have trended upward. Such concerns may be tempered somewhat in the U.S. by the election of a generally pro-business party which may lead to increased business spending, job growth and greater confidence in continued economic expansion.

The performance of many foreign stock markets was generally helped in 2004 by increasing demand in the Chinese and Eastern European markets. The continued recovery of the U.S. economy and the re-election of President Bush are generally seen as positive factors for continued growth in foreign markets. Foreign markets, like the U.S. market, are concerned about the implications of terrorism fears, high fuel prices and rising U.S. interest rates.

We believe that, absent any significant negative developments, market performance in the U.S. and abroad are likely to hold steady through the remainder of 2004 and trend upward in 2005.

We always welcome your comments and feedback. Please feel free to email us at feedback@quantfunds.com or call us at 800-326-2151 with any questions or for assistance on your account. We look forward to sharing another promising year with you and thank you for your continued confidence in Quant Funds.

Sincerely,

/s/ Willard Umphrey

Willard Umphrey
Chief Executive Officer

Any information in this shareholder report regarding market or economic trends or the factors influencing the historical or future performance of the Quant Funds are the views of Fund management as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Quant Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Quant Funds' current or future investments.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

       55 Old Bedford Road, Lincoln, MA 01773 [bullet] voice 800-326-2151
             [bullet] fax 781-259-1166 [bullet] www.QuantFunds.com
  [bullet] Distributed by U.S. Boston Capital Corp. [bullet] Member NASD, SIPC

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Quant Funds ("Fund"), you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Transactional costs are not included in this section and would have resulted in higher total expenses. For more information, please see the Fund's prospectus.

Actual Expenses

The table below shows the expenses you would have paid on a $1,000 investment in each Fund from April 1, 2004 to September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

           Expenses and Value of a $1,000 Investment assuming actual returns for the 6 months ended September 30, 2004

                            Expenses paid     Ending Value
                             per $1,000*    (after expenses)
                           ---------------  ----------------
Small Cap
   Ordinary Shares             $  9.95         $   980.01
   Institutional Shares        $  7.46         $   985.09
Mid Cap
   Ordinary Shares             $ 10.72         $   962.82
   Institutional Shares        $  9.48         $   965.78
Growth and Income
   Ordinary Shares             $  8.83         $   964.10
   Institutional Shares        $  6.36         $   969.13
Emerging Markets
   Ordinary Shares             $  9.87         $   972.82
   Institutional Shares        $  7.38         $   977.02
Foreign Value
   Ordinary Shares             $  9.32         $ 1,026.98
   Institutional Shares        $  8.04         $ 1,030.39

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. The expense ratio for each class may differ. Please see the table below for a listing of the expense ratios. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimated Expenses

To estimate the ongoing expenses you paid for the six months ended September 30, 2004, use "Expenses paid per $1,000" column listed above. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid in the period. To estimate your expenses, divide your account value by $1,000; then multiply the result by the number in the column "Expenses paid per $1,000" for the corresponding Fund that you own.

Hypothetical Example for Comparison Purposes

The table below shows your Fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                   Expenses and Value of a $1,000 Investment
                    assuming a hypothetical 5% annual return
                   for the 6 months ended September 30, 2004

                             Expenses paid       Ending Value
                              per $1,000*      (after expenses)
                            ---------------   -----------------
Small Cap
   Ordinary Shares              $ 10.13          $ 1,014.87
   Institutional Shares         $  7.58          $ 1,017.42
Mid Cap
   Ordinary Shares              $ 10.99          $ 1,014.01
   Institutional Shares         $  9.72          $ 1,015.28
Growth and Income
   Ordinary Shares              $  9.06          $ 1,015.94
   Institutional Shares         $  6.52          $ 1,018.48
Emerging Markets
   Ordinary Shares              $ 10.08          $ 1,014.92
   Institutional Shares         $  7.53          $ 1,017.47
Foreign Value
   Ordinary Shares              $  9.26          $ 1,015.74
   Institutional Shares         $  7.99          $ 1,017.01

* Expenses for each share class are calculated using the Fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended September 30, 2004. The expense ratio for each class may differ. Please see the table below for a listing of the expense ratios. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE--Continued

Annualized Expense Ratio Comparisons

                              Expense
                              Ratio*
                            ----------
Small Cap
Ordinary Shares                1.99%
Institutional Shares           1.49%
Mid Cap
Ordinary Shares                2.16%
Institutional Shares           1.91%
Growth and Income
Ordinary Shares                1.78%
Institutional Shares           1.28%
Emerging Markets
Ordinary Shares                1.98%
   Institutional Shares        1.48%
Foreign Value
   Ordinary Shares             1.82%
   Institutional Shares        1.57%

* For the Fund's most recent fiscal half year

Proxy Voting

      The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and information on how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available upon request, by calling, 1-800-326-2151. This information is also available on the SEC's web site at http://www.sec.gov. If you have questions about finding forms on the SEC's web site, you may call the SEC at 1-800-SEC-0330.

PORTFOLIO HOLDINGS ALLOCATION

Quant Small Cap Fund

                                  % Total
Sector Allocation                Net Assets
-----------------                ----------
Consumer Discretionary             23.18%
Financials                         18.91%
Information Technology             14.24%
Industrials                        12.68%
Health Care                         9.16%
Energy                              7.01%
Materials                           5.89%
Telecommunication Services          4.17%
Cash and Other Assets (Net)         4.76%

Quant Mid Cap Fund

                                  % Total
Sector Allocation                Net Assets
-----------------                ----------
Consumer Discretionary             20.84%
Financials                         20.64%
Information Technology             15.80%
Health Care                        13.32%
Consumer Staples                    7.57%
Industrials                         6.54%
Energy                              5.77%
Utilities                           4.06%
Materials                           2.47%
Telecommunication Services          1.28%
Cash and Other Assets (Net)         1.71%

Quant Growth and Income Fund

                                  % Total
Sector Allocation                Net Assets
-----------------                ----------
Financials                         25.83%
Information Technology             22.70%
Energy                             11.31%
Health Care                        10.82%
Consumer Discretionary              8.48%
Industrials                         7.86%
Telecommunication Services          5.26%
Utilities                           3.64%
Consumer Staples                    3.12%
Cash and Other Assets (Net)         0.98%

Quant Emerging Markets Fund

                                  % Total
Country Allocations              Net Assets
-------------------              ----------
South Korea                        18.25%
South Africa                       14.69%
Brazil                             14.23%
China                               8.17%
Russia                              7.94%
Taiwan                              7.57%
Mexico                              4.52%
Thailand                            4.43%
India                               4.31%
Turkey                              2.68%
Israel                              2.63%
Hungary                             2.50%
Philippines                         1.97%
Malaysia                            1.38%
Czech Republic                      1.12%
Cash and Other Assets (Net)         3.61%


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS ALLOCATION--Continued

Quant Foreign Value Fund

                                  % Total
Country Allocations              Net Assets
-------------------              ----------
United Kingdom                     15.39%
France                              9.40%
Japan                               8.86%
Finland                             8.75%
South Africa                        6.60%
Spain                               5.17%
South Korea                         5.10%
Norway                              5.02%
Ireland                             4.19%
Germany                             3.91%
Canada                              3.36%
Australia                           3.18%
Sweden                              2.75%
Netherlands                         2.46%
Italy                               2.40%
Portugal                            2.27%
Croatia                             0.68%
Cash and Other Assets (Net)        10.51%

For More Information About Portfolio Holdings

Each Quant Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 (sixty) days of the end of the Fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission ("SEC"). The semi-annual and annual reports are also filed electronically with the SEC on Form N-CSRS and N-CSR respectively. The Fund also delivers the semi-annual and annual reports to Fund shareholders, and makes those reports available on its public web site: www.quantfunds.com. In addition to the semi-annual and annual reports that Quant Funds delivers to shareholders and makes available through the Quant Funds public web site, the Fund will electronically file a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q for periods ending on or after July 9, 2004. The Fund does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted on the Fund's public web site. You may, however, obtain the Form N-Q filings, and any other electronic filing, by accessing the SEC's public web site at http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You may also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing the Public Reference section of the SEC, Washington, D.C. 20549-0102.


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT SMALL CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--95.2%

                                                      Shares           Value
AEROSPACE & DEFENSE--1.0%
  Engineered Support Systems, Inc.                     16,840       $  768,578
                                                                    ----------
CHEMICALS--2.7%
  Airgas, Inc.                                         45,970        1,106,498
  Hercules Inc. (a)                                    68,400          974,700
                                                                    ----------
                                                                     2,081,198
                                                                    ----------
COMMERCIAL SERVICES & SUPPLIES--7.4%
  Imagistics International, Inc. (a)                   45,945        1,543,752
  Kforce Inc. (a)                                     164,580        1,379,180
  Waste Connections, Inc. (a)                          88,335        2,798,453
                                                                    ----------
                                                                     5,721,385
                                                                    ----------
COMMUNICATIONS EQUIPMENT--2.7%
  Comverse Technology, Inc. (a)                        72,020        1,356,137
  Polycom, Inc. (a)                                    36,120          715,898
                                                                    ----------
                                                                     2,072,035
                                                                    ----------
COMPUTERS & PERIPHERALS--1.4%
  ATI Technologies Inc. (a)                            70,800        1,085,364
                                                                    ----------
CONSTRUCTION MATERIAL--1.9%
  Florida Rock Industries, Inc.                        29,637        1,451,917
                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES--6.1%
  Affiliated Managers Group, Inc. (a)                  15,307          819,537
  Cash America International, Inc.                    100,340        2,454,316
  Portfolio Recovery Associates, Inc. (a)              13,200          387,948
  Raymond James Financial, Inc.                        45,240        1,091,189
                                                                    ----------
                                                                     4,752,990
                                                                    ----------
ENERGY EQUIPMENT & SERVICES--2.6%
  Core Laboratories N.V. (a)                           82,095        2,018,716
                                                                    ----------
FOOTWEAR--1.0%
  Brown Shoe Company, Inc.                             31,300          784,378
                                                                    ----------
HEALTH CARE EQUIPMENT & SERVICES--6.7%
  Schein (Henry), Inc. (a)                             20,465        1,275,174
  Sierra Health Services, Inc. (a)                     40,460        1,939,248
  Ventiv Health, Inc. (a)                             114,881        1,947,233
                                                                    ----------
                                                                     5,161,655
                                                                    ----------
HOTELS, RESTAURANTS & LEISURE--8.1%
  International Speedway Corporation                   35,805        1,786,670
  Intrawest Corporation                                32,555          616,592
  Magna Entertainment Corporation                     124,340          677,653
  RARE Hospitality International, Inc. (a)             76,242        2,031,849
  Vail Resorts, Inc. (a)                               66,300        1,198,041
                                                                    ----------
                                                                     6,310,805
                                                                    ----------
HOUSEHOLD DURABLES--3.1%
  Toll Brothers, Inc. (a)                              51,955        2,407,075
                                                                    ----------
INSURANCE--5.1%
  Old Republic International Corporation               55,867        1,398,351
  RenaissanceRe Holdings Ltd.                          26,045        1,343,401
  Selective Insurance Group, Inc.                      31,870        1,185,564
                                                                    ----------
                                                                     3,927,316
                                                                    ----------

                                                      Shares           Value
MACHINERY--4.4%
  Actuant Corporation (a)                              37,440       $1,542,902
  TurboChef Technologies, Inc. (a)                    230,565        1,106,712
  UNOVA, Inc. (a)                                      56,415          792,631
                                                                    ----------
                                                                     3,442,245
                                                                    ----------
MEDIA--4.7%
  4 Kids Entertainment Inc. (a)                        49,885        1,007,677
  Entercom Communications
    Corporation (a)                                    57,990        1,893,953
  Regent Communications, Inc. (a)                     132,485          749,865
                                                                    ----------
                                                                     3,651,495
                                                                    ----------
METALS & MINING--1.3%
  Coeur d'Alene Mines Corporation (a)                 219,050        1,038,297
                                                                    ----------
OIL & GAS--4.4%
  Chesapeake Energy Corporation                       139,371        2,206,243
  Plains Exploration & Production
    Company (a)                                        50,800        1,212,088
                                                                    ----------
                                                                     3,418,331
                                                                    ----------
PHARMACEUTICALS & BIOTECHNOLOGY--2.5%
  Bradley Pharmaceuticals, Inc. (a)                    31,310          637,159
  MGI Pharma, Inc. (a)                                 48,960        1,306,742
                                                                    ----------
                                                                     1,943,901
                                                                    ----------
REAL ESTATE--8.6%
  Corrections Corp. of America (a)                      8,725          308,516
  Entertainment Properties Trust                       81,135        3,066,903
  Ventas, Inc.                                        127,640        3,308,429
                                                                    ----------
                                                                     6,683,848
                                                                    ----------
RETAILING--6.2%
  Dress Barn, Inc. (a)                                 65,915        1,150,217
  GameStop Corporation (a)                             57,525        1,064,788
  Urban Outfitters, Inc. (a)                           47,180        1,622,992
  Stein Mart, Inc. (a)                                 65,070          990,365
                                                                    ----------
                                                                     4,828,362
                                                                    ----------
SEMICONDUCTOR EQUIPMENT--1.3%
  Integrated Circuit Systems, Inc. (a)                 24,465          525,997
  STATS ChipPAC Ltd. (a) (b)                           84,717          506,608
                                                                    ----------
                                                                     1,032,605
                                                                    ----------
SOFTWARE & SERVICES--7.8%
  Ask Jeeves, Inc. (a)                                 10,570          345,745
  Henry (Jack) & Associates Inc.                       31,350          588,439
  Take-Two Interactive Software Inc. (a)               65,225        2,142,641
  Ulticom, Inc. (a)                                   101,205        1,494,798
  Verint Systems Inc. (a)                              40,570        1,494,599
                                                                    ----------
                                                                     6,066,222
                                                                    ----------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
  Crown Castle International Corporation (a)          217,255        3,232,754
                                                                    ----------
TOTAL COMMON STOCK
  (Cost $53,554,218)                                                73,881,472
                                                                    ----------


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT SMALL CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--7.5%

                                                                           Par Value          Value
  State Street Bank & Trust
    Repurchase Agreement 0.35%,
    10/01/04, (Dated 09/30/04),
    Collateralized by $4,550,000
    U.S. Treasury Bond 7.25%,
    08/15/22, Market Value
    $5,932,772, Repurchase
    Proceeds $5,812,057 (Cost
    $5,812,000)                                                            $5,812,000      $ 5,812,000
                                                                                           -----------
TOTAL INVESTMENTS--102.7%
  (Cost $59,366,218) (c)                                                                    79,693,472
OTHER ASSETS & LIABILITIES (NET)--(2.7)%                                                    (2,122,559)
                                                                                           -----------
NET ASSETS--100%                                                                           $77,570,913
                                                                                           ===========

(a)  Non-income producing security.

(b)  ADR--American Depository Receipts

(c) At September 30, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $59,364,329 was as follows:

     Aggregate gross unrealized appreciation for all
      investments in which there is an excess of
      value over tax cost                                                                  $22,073,886

     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value                                                                       (1,744,743)
                                                                                           -----------
     Net unrealized appreciation                                                           $20,329,143
                                                                                           ===========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT MID CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--98.3%

                                                  Shares               Value
AEROSPACE & DEFENSE--1.6%
  Rockwell Collins, Inc.                           4,070             $151,160
                                                                     --------
AIRLINES--1.2%
  JetBlue Airways Corporation (a)                  5,410              113,177
                                                                     --------
BANKS--5.0%
  Commerce Bancorp, Inc.                           2,420              133,584
  First Horizon National Corporation               3,240              140,486
  Sovereign Bancorp, Inc.                          5,040              109,973
  Washington Federal, Inc.                         3,845               96,702
                                                                     --------
                                                                      480,745
                                                                     --------
CHEMICALS--1.5%
  Lyondell Chemical Company                        6,435              144,530
                                                                     --------
COMMERCIAL SERVICES & SUPPLIES--1.8%
  Allied Waste Industries, Inc. (a)               11,495              101,731
  Weight Watchers International Inc. (a)           1,900               73,758
                                                                     --------
                                                                      175,489
                                                                     --------
COMMUNICATIONS EQUIPMENT--4.6%
  Juniper Networks, Inc. (a)                       5,900              139,240
  Polycom, Inc. (a)                                7,555              149,740
  Research In Motion Ltd. (a)                      2,010              153,443
                                                                     --------
                                                                      442,423
                                                                     --------
COMPUTERS & PERIPHERALS--1.0%
  ATI Technologies Inc. (a)                        6,650              101,945
                                                                     --------
DIVERSIFIED FINANCIAL SERVICES--5.0%
  Countrywide Financial Corporation                3,910              154,015
  Moody's Corporation                              2,440              178,730
  SEI Investments Company                          4,420              148,866
                                                                     --------
                                                                      481,611
                                                                     --------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
  CenturyTel, Inc.                                 3,620              123,949
                                                                     --------
ELECTRIC UTILITIES--2.3%
  Constellation Energy Group Inc.                  2,600              103,584
  Reliant Resources, Inc. (a)                     13,175              122,923
                                                                     --------
                                                                      226,507
                                                                     --------
ELECTRICAL EQUIPMENT--1.6%
  Energizer Holdings, Inc. (a)                     3,280              151,208
                                                                     --------
ELECTRONIC EQUIPMENT & INSTRUMENTS--6.1%
  Amphenol Corporation (a)                         4,795              164,277
  Diebold Inc.                                     2,920              136,364
  FLIR Systems, Inc. (a)                           1,580               92,430
  Solectron Corporation (a)                       22,690              112,316
  Vishay Intertechnology, Inc.                     6,635               85,591
                                                                     --------
                                                                      590,978
                                                                     --------
ENERGY EQUIPMENT & SERVICES--3.8%
  Baker Hughes Inc.                                3,540              154,769
  ENSCO International Inc.                         3,650              119,246
  Patterson-UTI Energy, Inc. (a)                   4,920               93,824
                                                                     --------
                                                                      367,839
                                                                     --------
FOOD & BEVERAGE PRODUCTS--4.5%
  Dean Foods Company (a)                           8,795              264,026
  Del Monte Foods Company (a)                     16,050              168,364
                                                                     --------
                                                                      432,390
                                                                     --------

                                                  Shares               Value
FOOD & STAPLES RETAILING--1.5%
  Whole Foods Market, Inc.                         1,720             $147,559
                                                                     --------
GAS UTILITIES--1.7%
  MDU Resources Group, Inc.                        6,275              165,221
                                                                     --------
HEALTH CARE EQUIPMENT & SERVICES--7.5%
  Coventry Health Care, Inc. (a)                   2,845              151,838
  Dade Behring Holdings, Inc. (a)                  2,120              118,122
  IMS Health, Inc.                                 6,735              161,101
  Universal Health Services, Inc.                  2,995              130,282
  WellChoice Inc. (a)                              4,360              162,759
                                                                     --------
                                                                      724,102
                                                                     --------
HOTELS, RESTAURANTS & LEISURE--3.4%
  P.F. Chang's China Bistro, Inc. (a)              3,380              163,896
  Sonic Corporation (a)                            6,490              166,339
                                                                     --------
                                                                      330,235
                                                                     --------
HOUSEHOLD DURABLES--2.0%
  KB Home                                          2,240              189,258
                                                                     --------
INSURANCE--8.6%
  Aon Corporation                                  4,825              138,670
  Conseco, Inc. (a)                                6,995              123,532
  Fidelity National Financial, Inc.                7,535              287,083
  SAFECO Corporation                               3,135              143,113
  UnumProvident Corporation                        8,810              138,229
                                                                     --------
                                                                      830,627
                                                                     --------
LEISURE EQUIPMENT & PRODUCTS--3.3%
  Eastman Kodak Company                            5,520              177,854
  Hasbro, Inc.                                     7,505              141,094
                                                                     --------
                                                                      318,948
                                                                     --------
MACHINERY--2.0%
  Mueller Industries, Inc.                         4,460              191,557
                                                                     --------
MEDIA--1.2%
  XM Satellite Radio Holdings Inc. (a)             3,780              117,255
                                                                     --------
METALS & MINING--1.0%
  CONSOL Energy Inc.                               2,695               94,028
                                                                     --------
OFFICE ELECTRONICS--1.6%
  Zebra Technologies Corporation                   2,588              157,863
                                                                     --------
OIL & GAS--2.0%
  Chesapeake Energy Corporation                   11,955              189,248
                                                                     --------
PHARMACEUTICALS & BIOTECHNOLOGY--5.8%
  Hospira, Inc. (a)                                5,460              167,076
  OSI Pharmaceuticals, Inc. (a)                    1,555               95,570
  Sepracor Inc. (a)                                3,140              153,169
  Valeant Pharmaceuticals International            6,055              146,047
                                                                     --------
                                                                      561,862
                                                                     --------
REAL ESTATE--2.1%
  CarrAmerica Realty Corporation                   2,660               86,982
  Ventas, Inc.                                     4,340              112,493
                                                                     --------
                                                                      199,475
                                                                     --------


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT MID CAP FUND--Continued
--------------------------------------------------------------------------------

                               Shares         Value
RETAILING--9.2%
  Blockbuster Inc.             19,455      $ 147,663
  Foot Locker, Inc.             6,055        143,504
  Michaels Stores, Inc.         3,180        188,288
  Office Depot, Inc. (a)        8,855        133,091
  Tiffany & Co.                 3,760        115,582
  Williams-Sonoma, Inc. (a)     4,320        162,216
                                           ---------
                                             890,344
                                           ---------
SOFTWARE & SERVICES--2.4 %
  Autodesk, Inc.                2,985        145,160
  Infospace, Inc. (a)           1,835         86,961
                                           ---------
                                             232,121
                                           ---------
TEXTILES & APPAREL--1.7%
  Coach, Inc. (a)               3,920        166,286
                                           ---------
TOTAL COMMON STOCK
  (Cost $8,206,527)                        9,489,940
                                           ---------

SHORT TERM INVESTMENTS--1.5%

                                                                          Par Value        Value
  State Street Bank & Trust
    Repurchase Agreement 0.35%,
    10/01/04, (Dated 09/30/04),
    Collateralized by $105,000
    U.S. Treasury Bond 8.75%,
    08/15/20, Market Value
    $154,153, Repurchase
    Proceeds $148,001
    (Cost $148,000)                                                       $ 148,800     $  148,000
                                                                                        ----------
TOTAL INVESTMENTS--99.8%
  (Cost $8,354,527) (b)                                                                  9,637,940
OTHER ASSETS & LIABILITIES (NET)--0.2%                                                      16,760
                                                                                        ----------
NET ASSETS--100%                                                                        $9,654,700
                                                                                        ==========
(a)  Non-income producing security.
(b)  At September 30, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $8,494,441 was as follows:

     Aggregate gross unrealized appreciation for all
      investments in which there is an excess of
      value over tax cost                                                               $1,426,279

     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value                                                                     (282,780)
                                                                                        ----------
     Net unrealized appreciation                                                        $1,143,499
                                                                                        ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

COMMON STOCK--99.0%

                                                   Shares          Value
AUTOMOBILES--0.5%
  Ford Motor Company                               16,400       $   230,420
                                                                -----------
BANKS--8.9%
  Bank of America Corporation                      46,500         2,014,845
  National City Corporation                        39,300         1,517,766
  Wells Fargo & Company                             5,400           322,002
                                                                -----------
                                                                  3,854,613
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES--1.0%
  Cendant Corporation                              12,800           276,480
  Sabre Holdings Corporation                        7,000           171,710
                                                                -----------
                                                                    448,190
                                                                -----------
COMMUNICATIONS EQUIPMENT--6.2%
  Cisco Systems, Inc. (a)                          49,800           901,380
  Motorola, Inc.                                   41,100           741,444
  Tellabs, Inc. (a)                               113,000         1,038,470
                                                                -----------
                                                                  2,681,294
                                                                -----------
COMPUTERS & PERIPHERALS--3.5%
  International Business Machines                   4,200           360,108
  Lexmark International, Inc. (a)                  13,700         1,150,937
                                                                -----------
                                                                  1,511,045
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES--9.0%
  AmeriCredit Corporation (a)                      20,100           419,688
  Capital One Financial Corporation                 1,300            96,070
  Citigroup Inc.                                   13,366           589,708
  Countrywide Financial Corporation                34,400         1,355,016
  Federal Home Loan Mortgage Corporation            4,500           293,580
  Federal National Mortgage Association             6,000           380,400
  Merrill Lynch & Company, Inc.                     5,500           273,460
  Principal Financial Group, Inc.                  13,500           485,595
                                                                -----------
                                                                  3,893,517
                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.3%
  BellSouth Corporation                            21,300           577,656
  CenturyTel, Inc.                                  8,700           297,888
  Verizon Communications Inc.                      35,600         1,401,928
                                                                -----------
                                                                  2,277,472
                                                                -----------
ELECTRIC UTILITIES--3.6%
  Exelon Corporation                               27,900         1,023,651
  TXU Corporation                                  11,500           551,080
                                                                -----------
                                                                  1,574,731
                                                                -----------
FOOD & STAPLES RETAILING--0.9%
  Supervalu Inc.                                   13,700           377,435
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES--4.3%
  Biomet, Inc.                                      5,300           248,464
  UnitedHealth Group Inc.                          21,600         1,592,784
                                                                -----------
                                                                  1,841,248
                                                                -----------
HOTELS, RESTAURANTS & LEISURE--0.2%
  Hilton Hotels Corporation                         4,700            88,548
                                                                -----------

                                                   Shares           Value
HOUSEHOLD PRODUCTS--2.1%
  Procter & Gamble Company                         16,400       $   887,568
                                                                -----------
INDUSTRIAL CONGLOMERATES--2.2%
  Tyco International Ltd.                          31,600           968,856
                                                                -----------
INSURANCE--7.9%
  ACE Limited                                      12,000           480,720
  Allstate Corporation                              9,400           451,106
  American International Group, Inc.               11,900           809,081
  Chubb Corporation                                 6,400           449,792
  MetLife, Inc.                                    17,900           691,835
  Progressive Corporation                           3,300           279,675
  SAFECO Corporation                                5,900           269,335
                                                                -----------
                                                                  3,431,544
                                                                -----------
MACHINERY--1.8 %
  Deere & Company                                   5,200           335,660
  Parker-Hannifin Corporation                       7,700           453,222
                                                                -----------
                                                                    788,882
                                                                -----------
OFFICE ELECTRONICS--2.9%
  Xerox Corporation (a)                            89,600         1,261,568
                                                                -----------
OIL & GAS--11.3%
  ChevronTexaco Corporation                        15,000           804,600
  Exxon Mobil Corporation                          24,200         1,169,586
  Kerr-McGee Corporation                           22,900         1,311,025
  Occidental Petroleum Corporation                  7,500           419,475
  Sunoco, Inc.                                     16,100         1,191,078
                                                                -----------
                                                                  4,895,764
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY--6.6%
  Johnson & Johnson                                35,000         1,971,550
  Merck & Company Inc.                              7,700           254,100
  Pfizer Inc.                                      20,200           618,120
                                                                -----------
                                                                  2,843,770
                                                                -----------
RETAILING--7.9%
  Federated Department Stores, Inc.                 7,100           322,553
  Kmart Corporation (a)                            15,300         1,338,291
  Sherwin-Williams Company                         10,000           439,600
  Staples, Inc.                                    42,000         1,252,440
  Wal-Mart Stores, Inc.                             1,600            85,120
                                                                -----------
                                                                  3,438,004
                                                                -----------
ROAD & RAIL--3.2%
  Union Pacific Corporation                        23,300         1,365,380
                                                                -----------
SEMICONDUCTOR EQUIPMENT--2.1%
  Cree, Inc. (a)                                   30,200           922,006
                                                                -----------
SOFTWARE & SERVICES--7.6%
  Microsoft Corporation                            38,000         1,050,700
  Oracle Corporation (a)                          115,400         1,301,712
  Symantec Corporation (a)                         16,900           927,472
                                                                -----------
                                                                  3,279,884
                                                                -----------
TOTAL COMMON STOCK
  (Cost $39,490,072) (b)                                         42,861,739
OTHER ASSETS & LIABILITIES (NET)--1.0%                              424,260
                                                                -----------
NET ASSETS--100%                                                $43,285,999
                                                                ===========


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT GROWTH AND INCOME FUND--Continued
--------------------------------------------------------------------------------

(a)  Non-income producing security.
(b) At September 30, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $39,522,759 was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of
      value over tax cost                                                 $ 4,095,515

     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value                                                        (756,535)
                                                                          -----------
     Net unrealized appreciation                                          $ 3,338,980
                                                                          ===========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMMON STOCK--94.5%

                                                   Shares            Value
BRAZIL--12.3%
  Companhia de Saneamento Basico (a)                20,973        $  247,481
  Companhia Siderurgica Nacional (a)                71,623         1,112,305
  Gerdau SA (a)                                     70,439         1,151,678
  Petroleo Brasileiro SA (a)                        23,229           741,470
  Tele Centro Oeste Celular
  Participacoes SA (a) (b)                          58,800           599,760
  Usinas Siderurgica do Minas Gerais SA
       (a)                                          60,900           937,251
  Votorantim Celulose e Papel SA (a)                 9,724           335,964
                                                                  ----------
                                                                   5,125,909
                                                                  ----------
CHINA--8.2%
  Aluminium Corporation of China                   734,000           475,334
  China Mobile Ltd.                                243,000           736,968
  Jiangxi Copper Company Ltd.                      883,000           518,039
  PetroChina Company Ltd.                        1,882,000         1,007,598
  Sinopec Shanghai Petrochemical                 1,755,000           669,538
                                                                  ----------
                                                                   3,407,477
                                                                  ----------
CZECH REPUBLIC--1.1%
  Komercni Banka AS                                  4,200           469,237
                                                                  ----------
HUNGARY--2.5%
  MOL Hungarian Oil & Gas                           21,300         1,041,181
                                                                  ----------
INDIA--4.3%
  Mahanagar Telephone Nigam Ltd. (a)                75,400           531,570
  Mahindra & Mahindra Ltd. (c)                      59,200           558,256
  State Bank of India (c)                           28,527           708,896
                                                                  ----------
                                                                   1,798,722
                                                                  ----------
ISRAEL--2.6%
  Bank Leumi Le Israel                             415,800           838,190
  Teva Pharmaceutical Industries Ltd. (a)           10,000           259,500
                                                                  ----------
                                                                   1,097,690
                                                                  ----------
MALAYSIA--1.4 %
  Malaysia International Shipping
  Corporation Bhd                                  121,000           407,579
  Proton Holdings Bhd                               77,000           166,158
                                                                  ----------
                                                                     573,737
                                                                  ----------
MEXICO--4.5%
  Alfa SA                                          179,000           676,005
  Consorcio Ara SA (b)                             211,000           602,275
  Telefonos De Mexico                              376,000           606,963
                                                                  ----------
                                                                   1,885,243
                                                                  ----------
PHILIPPINES--2.0%
  Philippine Long Distance
  Telephone Company (b)                             33,100           820,880
                                                                  ----------
RUSSIA--7.9%
  JSC MMC Norilsk Nickel (a)                        17,300         1,098,550
  LUKoil Holding (a)                                 5,100           636,225
  OAO Tatneft (a)                                   30,200           954,320
  Surgutneftegaz (a)                                17,300           624,703
                                                                  ----------
                                                                   3,313,798
                                                                  ----------

                                                   Shares            Value
SOUTH AFRICA--14.7 %
  African Bank Investments Ltd.                    395,000        $  792,379
  Anglo American                                    23,300           554,119
  Firstrand Ltd.                                   515,800           965,407
  Foschini Ltd.                                    217,900           960,705
  Massmart Holding Ltd.                             39,300           237,906
  Old Mutual PLC                                   110,000           225,589
  Sasol Ltd.                                        33,900           630,832
  Standard Bank Group Ltd.                         164,897         1,296,411
  Tiger Brands Ltd.                                 30,900           467,687
                                                                  ----------
                                                                   6,131,035
                                                                  ----------
SOUTH KOREA--18.3%
  Daelim Industrial Company Ltd.                    21,110           907,464
  Hyosung Corporation (b)                           97,300           988,632
  Hyundai Motor Company Ltd.                        24,390         1,124,715
  LG Engineering & Construction
   Company Ltd. (b)                                 17,120           312,219
  Samsung Electronics Company Ltd.                   5,270         2,096,101
  Samsung SDI Company Ltd.                           5,200           512,549
  Shinhan Financial Group Ltd.                      22,250           384,520
  SK Corporation                                    19,250           887,690
  SK Telecom Company Ltd.                            2,640           402,362
                                                                  ----------
                                                                   7,616,252
                                                                  ----------
TAIWAN--7.6%
  Asustek Computer Inc. (c)                        108,052           233,392
  AU Optronics Corporation                         276,150           346,203
  China Steel Corporation                          455,161           462,127
  Hon Hai Precision Industry Corporation
    Ltd.                                           111,549           384,086
  MediaTek Inc.                                    120,193           806,475
  Synnex Technology International
  Corporation                                      319,330           455,783
  Taishin Financial                                582,918           470,040
                                                                  ----------
                                                                   3,158,106
                                                                  ----------
THAILAND--4.4%
  PTT Public Company                               158,300           646,045
  Shin Corporation Public
    Company Ltd.                                   948,100           864,303
  Siam Cement Public Company                        52,500           337,237
                                                                  ----------
                                                                   1,847,585
                                                                  ----------
TURKEY--2.7%
  Akbank TAS                                   176,648,750           798,944
  Tupras--Turkiye Petrol
    Rafinerileri AS                             38,886,000           318,123
                                                                  ----------
                                                                   1,117,067
                                                                  ----------
TOTAL COMMON STOCK
  (Cost $29,975,791)                                              39,403,919
                                                                  ----------
PREFERRED STOCK--1.9%
BRAZIL--1.9 %
  Companhia Paranaense de Energia (a) (b)           91,164           325,455
  Sadia SA (a)                                       8,733           487,389
                                                                  ----------
TOTAL PREFERRED STOCK
  (Cost $581,563)                                                    812,844
                                                                  ----------


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--6.0%

                                                                           Par Value           Value
  State Street Bank & Trust
    Repurchase Agreement 0.35%,
    10/01/04, (Dated 09/30/04),
    Collateralized by $1,965,,000
    U.S. Treasury Bond 7.25%,
    08/15/22, Market Value
    $2,562,175, Repurchase
    Proceeds $2,508,024 (Cost
    $2,508,000)                                                            $2,508,000       $  2,508,000
                                                                                            ------------
TOTAL INVESTMENTS--102.4%
  (Cost $33,065,354) (d)                                                                      42,724,763
OTHER ASSETS & LIABILITIES (NET)--(2.4)%                                                      (1,000,955)
                                                                                            ------------
NET ASSETS--100%                                                                            $ 41,723,808
                                                                                            ============
(a)  ADR--American Depository Receipts
(b)  Non-income producing security.
(c)  GDR--Global Depository Receipts
(d)  At September 30, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $33,409,664 was as follows:

     Aggregate gross unrealized appreciation for all
      investments in which there is an excess of
      value over tax cost                                                                   $ 10,332,443

     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value                                                                         (1,017,344)
                                                                                            ------------
     Net unrealized appreciation                                                            $  9,315,099
                                                                                            ============

SECTOR ALLOCATIONS
(as a percentage of Total Common and Preferred Stock)
--------------------------------------------------------------
Material                                                 21.5%
Energy                                                   18.6%
Financial                                                17.3%
Information Technology                                   12.0%
Telecommunication Services                               11.3%
Industrial                                                7.2%
Consumer Discretionary                                    7.1%
Consumer Staples                                          3.0%
Utilities                                                 1.4%
Health Care                                               0.6%


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT FOREIGN VALUE FUND
--------------------------------------------------------------------------------

COMMON STOCK--87.5%

                                                   Shares           Value
AUSTRALIA--3.2%
  BHP Billiton PLC                                155,380        $ 1,635,126
  BHP Billiton Ltd.                               219,000          2,277,650
                                                                 -----------
                                                                   3,912,776
                                                                 -----------
CANADA--3.3%
  Methanex Corporation                            221,000          3,301,245
  Valkyries Petroleum Corporation (a)             325,000            834,815
                                                                 -----------
                                                                   4,136,060
                                                                 -----------
CROATIA--0.7%
  Pliva D D (b)                                    56,000            840,000
                                                                 -----------
FINLAND--8.7%
  Huhtamaki OYJ                                    56,200            753,693
  KCI Konecranes OYJ                               65,000          2,526,341
  Kone Corporation OYJ-B                           40,000          2,408,995
  UPM-Kymmene OYJ                                 127,000          2,417,576
  Yit-Yhtyma OYJ                                  136,000          2,676,716
                                                                 -----------
                                                                  10,783,321
                                                                 -----------
FRANCE--9.4%
  Christian Dior                                   24,040          1,431,388
  Compagnie de Saint Gobain SA                     52,600          2,699,513
  Imerys SA                                        44,800          2,979,008
  Peugeot SA                                       50,000          3,079,540
  Renault SA                                       17,000          1,390,077
                                                                 -----------
                                                                  11,579,526
                                                                 -----------
GERMANY--3.9%
  Continental AG (a)                               88,600          4,815,534
                                                                 -----------
IRELAND--4.2%
  CRH PLC                                         112,550          2,669,396
  Greencore Group PLC                             713,000          2,487,884
                                                                 -----------
                                                                   5,157,280
                                                                 -----------
ITALY--2.4%
  ENI Spa (c)                                      26,000          2,919,800
  Parmalat Finanziaria Spa (a)                    333,001             39,283
                                                                 -----------
                                                                   2,959,083
                                                                 -----------
JAPAN--8.9%
  eAccess Ltd. (a)                                  2,410          2,230,773
  Kansai Electric Power Company
    Inc.                                          202,700          3,574,083
  Maruichi Steel Tube Ltd.                        177,000          2,921,757
  Tokyo Electric Power Company Inc.               101,600          2,185,145
                                                                 -----------
                                                                  10,911,758
                                                                 -----------
NETHERLANDS--2.5%
  ABN-AMRO Holdings NV                            133,290          3,027,230
                                                                 -----------
NORWAY--5.0%
  Camillo Eitzen & Company (a)                    389,470          2,846,732
  DNB Holding ASA                                 152,500          1,206,415
  Norsk Hydro ASA                                  25,600          1,863,561
  Yara International ASA (a)                       25,600            271,928
                                                                 -----------
                                                                   6,188,636
                                                                 -----------

                                                   Shares           Value
PORTUGAL--2.3%
  Portugal Telecom SGPS SA                        253,600        $ 2,793,232
                                                                 -----------
SOUTH AFRICA--6.6%
  Impala Platinum Holdings Ltd.                    35,000          2,805,189
  Sappi Ltd.                                      173,000          2,444,522
  Sasol Ltd.                                      155,000          2,884,333
                                                                 -----------
                                                                   8,134,044
                                                                 -----------
SOUTH KOREA--3.1%
  Samsung Electronics Company
    Ltd. (b) (d)                                    4,400            871,200
  Samsung SDI Company Ltd.                         17,000          1,675,641
  SK Telecom Company Ltd.                           8,200          1,249,761
                                                                 -----------
                                                                   3,796,602
                                                                 -----------
SPAIN--5.2%
  Banco Bilbao Vizcaya Argentaria                 206,700          2,843,901
  Repsol YPF SA                                    60,800          1,334,812
  Repsol YPF SA (c)                               100,000          2,192,000
                                                                 -----------
                                                                   6,370,713
                                                                 -----------
SWEDEN--2.7%
  Autoliv Inc. (e)                                 26,900          1,074,228
  Svenska Cellulosa AB                             59,700          2,318,526
                                                                 -----------
                                                                   3,392,754
                                                                 -----------
UNITED KINGDOM--15.4%
  Barratt Developments PLC                        332,000          3,400,642
  Bellway PLC                                     192,000          2,536,475
  Crest Nicholson PLC                             400,000          2,591,489
  FKI PLC                                       1,183,600          2,570,352
  Lloyds TSB Group PLC                            339,700          2,652,667
  Persimmon PLC                                   235,166          2,815,210
  Wimpey (George) PLC                             329,800          2,399,292
                                                                 -----------
                                                                  18,966,127
                                                                 -----------
TOTAL COMMON STOCK
  (Cost $78,557,727)                                             107,764,676
                                                                 -----------
PREFERRED STOCK--2.0%
SOUTH KOREA--2.0%
  Samsung Electronics
    Company Ltd.                                    9,500          2,487,408
                                                                 -----------
TOTAL PREFERRED STOCK
  (Cost $1,187,684)                                                2,487,408
                                                                 -----------


--------------------------------------------------------------------------------

[LOGO]                                                              QUANT FUNDS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS September 30, 2004 (Unaudited)
QUANT FOREIGN VALUE FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--9.6%

                                                                          Par Value         Value
UNITED STATES--9.6%
  American Express Credit
    Corporation Commercial Paper,
    Yield of 1.73%, Maturing on
    10/05/04 (Cost $5,001,000)                                           $ 5,001,000     $  5,001,000
  General Motors Acceptance
    Corporation Commercial Paper,
    Yield of 1.60%, Maturing on
    10/01/04 (Cost $2,887,000)                                           $ 2,887,000     $  2,887,000
  Prudential Funding Corporation
    Commercial Paper, Yield of
    1.67%, Maturing on 10/04/04
    (Cost $3,959,000)                                                    $ 3,959,000     $  3,959,000
                                                                                         ------------
TOTAL SHORT TERM INVESTMENTS--9.6%
  (Cost $11,847,000) (f)                                                                 $ 11,847,000
                                                                                         ------------
TOTAL INVESTMENTS--99.1%
  (Cost $91,592,411) (f)                                                                  122,099,084
OTHER ASSETS & LIABILITIES (NET)--0.9%                                                      1,106,828
                                                                                         ------------
NET ASSETS--100%                                                                         $123,205,912
                                                                                         ============
(a)  Non-income producing security.
(b)  GDR--Global Depository Receipts
(c)  ADR--American Depository Receipts
(d)  Security exempt from registration under Rule 144A of the
     Securities Act of 1933. (Note 2)
(e)  SDR--Swedish Depository Receipts
(f)  At September 30, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $91,592,411 was as follows:

     Aggregate gross unrealized appreciation for all
      investments in which there is an excess of
      value over tax cost                                                                $ 31,980,130

     Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value                                                                      (1,473,457)
                                                                                         ------------
     Net unrealized appreciation                                                         $ 30,506,673
                                                                                         ============

SECTOR ALLOCATIONS
(as a percentage of Total Common and Preferred Stock)
---------------------------------------------------------------
Material                                                  23.6%
Consumer Discretionary                                    23.2%
Industrial                                                14.9%
Energy                                                    10.9%
Financial                                                  8.8%
Telecommunication Services                                 5.7%
Utilities                                                  5.2%
Information Technology                                     4.6%
Consumer Staples                                           2.3%
Health Care                                                0.8%


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES September 30, 2004 (Unaudited)

                                                                                        Growth and       Emerging        Foreign
                                                           Small Cap      Mid Cap         Income         Markets          Value
Assets:
Investments at value (Note 2)                             $73,881,472   $ 9,489,940    $ 42,861,739    $40,216,763    $122,099,084
Repurchase Agreements                                       5,812,000       148,000              --      2,508,000              --
Foreign currency at value (Cost $539,003
 for Emerging Markets and $217,042 for
 Foreign Value) (Note 2)                                           --            --              --        534,906         215,966
Cash                                                               --         1,661       1,193,273             --          15,846
Dividends, interest and foreign tax reclaims receivable        81,972         4,926          42,663        (40,417)        351,014
Receivable for investments sold                                64,962       152,160       1,291,366      1,074,183              --
Receivable for shares of beneficial interest sold                  --            --              --         71,087         694,857
Other assets                                                   12,764        18,755          20,749         11,152          10,841
                                                          -----------   -----------    ------------    -----------    ------------
  Total assets                                             79,853,170     9,815,442      45,409,790     44,375,674     123,387,608
                                                          -----------   -----------    ------------    -----------    ------------
Liabilities:
Payable for investments purchased                           2,172,464       143,393       2,052,359      2,589,523              --
Payable for shares of beneficial interest repurchased              --            --          10,619             --           7,296
Payable for compensation of Manager (Note 3)                   62,710         7,919          26,906         25,528          97,692
Payable for distribution fees (Note 3)                         28,209         1,706          17,636         15,634          21,220
Payable to custodian                                            7,419         6,634           7,160         14,415          18,207
Payable to transfer agent (Note 3)                             11,455         1,090           9,111          6,766          26,349
Other accrued expenses                                             --            --              --             --          10,932
                                                          -----------   -----------    ------------    -----------    ------------
  Total liabilities                                         2,282,257       160,742       2,123,791      2,651,866         181,696
                                                          -----------   -----------    ------------    -----------    ------------
Net assets                                                $77,570,913   $ 9,654,700    $ 43,285,999    $41,723,808    $123,205,912
                                                          ===========   ===========    ============    ===========    ============
Net Assets consist of:
Shares of beneficial interest                             $55,006,730   $11,655,321    $ 52,406,675    $30,822,463    $ 94,175,492
Undistributed net investment income                                --       (68,555)             --        285,966       1,364,260
Accumulated net realized gain (loss) on investments and
 foreign denominated assets, liabilities and currency       2,236,929    (3,215,479)    (12,492,343)     1,102,802      (2,844,261)
Unrealized appreciation of investments and foreign
 denominated assets, liabilities and currency              20,327,254     1,283,413       3,371,667      9,512,577      30,510,421
                                                          -----------   -----------    ------------    -----------    ------------
                                                          $77,570,913   $ 9,654,700    $ 43,285,999    $41,723,808    $123,205,912
                                                          -----------   -----------    ------------    -----------    ------------
Investments, at cost                                      $59,366,218   $ 8,354,527    $ 39,490,072    $33,065,354    $ 91,592,411
                                                          -----------   -----------    ------------    -----------    ------------
Net assets
 Ordinary Shares                                          $69,788,127   $ 8,307,088    $ 42,554,106    $40,916,600    $106,463,208
 Institutional Shares                                     $ 7,782,786   $ 1,347,612    $    731,893    $   807,208    $ 16,742,704
Shares of beneficial interest outstanding
 (Unlimited number of shares authorized)
 Ordinary Shares                                            3,536,649       664,213       3,586,677      3,275,661       7,608,337
 Institutional Shares                                         364,996       103,594          59,299         63,942       1,191,571
Net asset value and offering price per share*
 Ordinary Shares                                          $     19.73   $     12.51    $      11.86    $     12.49    $      13.99
 Institutional Shares                                     $     21.32   $     13.01    $      12.34    $     12.62    $      14.05

* A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor.

  No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

  A redemption fee of 2% is withheld and paid to the Fund on redemptions of Institutional Shares made within 60 days of purchase.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Six Months Ended September 30, 2004 (Unaudited)

                                                                                      Growth and      Emerging       Foreign
                                                          Small Cap      Mid Cap        Income        Markets         Value
Investment Income:
 Dividends *                                             $   272,645    $  38,527    $   343,213    $   621,994    $1,480,887
 Interest                                                      4,808          293             --          3,228        44,708
                                                         -----------    ---------    -----------    -----------    ----------
Total investment income                                      277,453       38,820        343,213        625,222     1,525,595
                                                         -----------    ---------    -----------    -----------    ----------
Expenses:
 Compensation of Manager (Note 3)                            376,532       48,680        160,573        148,368       530,113
 Distribution fees, Ordinary Shares (Note 3)                 169,269       10,500        105,222         90,250       116,863
 Custodian fees                                               22,168       21,102         20,925         48,141        54,340
 Transfer agent fees (Note 3):
  Ordinary Shares                                             62,136        9,028         38,922         33,019       109,541
  Institutional Shares                                         6,481        1,240            804            858        14,752
 Audit and legal                                              26,278        3,419         14,949         12,832        36,210
 Registration fees                                            10,877        1,415          6,191          5,319        15,061
 Insurance                                                    14,661        1,907          8,345          7,144        20,222
 Compensation of Trustees (Note 3)                             5,994          780          3,412          2,921         8,265
 Printing                                                      8,751        1,135          4,973          4,247        12,108
 Miscellaneous (Note 3)                                       23,046        3,655         13,450         11,651        31,869
                                                         -----------    ---------    -----------    -----------    ----------
 Total expenses before waivers and/or reimbursements,
  and reductions                                             726,193      102,861        377,766        364,750       949,344
 Waivers and/or reimbursements of expenses (Note 3)               --           --             --             --            --
 Fees reduced by credits allowed by
 Custodian (Note 3)                                               --           --         (1,009)            --            --
                                                         -----------    ---------    -----------    -----------    ----------
Expenses, net                                                726,193      102,861        376,757        364,750       949,344
                                                         -----------    ---------    -----------    -----------    ----------
Net investment income (loss)                                (448,740)     (64,041)       (33,544)       260,472       576,251
                                                         -----------    ---------    -----------    -----------    ----------
Realized and Unrealized Gain (Loss) on
Investments, Foreign Currency and
Foreign Translation :
 Net realized gain (loss) (Note 2) on:
 Investments **                                            3,990,240     (441,779)    (1,841,053)     1,862,512     2,052,307
 Foreign denominated assets, liabilities and currency             --           --             --        (34,855)       26,793
 Change in unrealized appreciation (depreciation) of:
  Investments                                             (4,256,395)     235,724        727,651     (3,274,156)    1,430,233
  Foreign denominated assets, liabilities and currency            --           --             --        (29,227)       (7,404)
                                                         -----------    ---------    -----------    -----------    ----------
 Net realized and unrealized gain (loss)                    (266,155)    (206,055)    (1,113,402)    (1,475,726)    3,501,929
                                                         -----------    ---------    -----------    -----------    ----------
 Net increase (decrease) in net assets resulting
  from operations                                        $  (714,895)   $(270,096)   $(1,146,946)   $(1,215,254)   $4,078,180
                                                         ===========    =========    ===========    ===========    ==========

 * Dividends are net of foreign withholding taxes of $295 for Small Cap, $158 for Mid Cap, $64,215 for Emerging Markets and $167,887 for Foreign Value.

** Net realized gain (loss) on Investments are net of foreign withholding taxes of $5,979 for Emerging Markets.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ------------ Small Cap ------------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2004   March 31, 2004
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $    (448,740)      $  (689,620)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities and currency                                         3,990,240         6,440,208
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (4,256,395)       23,278,090
                                                                       -------------       -----------
 Net increase (decrease) in net assets resulting from operations            (714,895)       29,028,678
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --                --
  Institutional Shares                                                            --                --
 Net realized gains
  Ordinary Shares                                                                 --                --
  Institutional Shares                                                            --                --
                                                                       -------------       -----------
                                                                                  --                --
                                                                       -------------       -----------
Fund share transactions, net (Note 9)                                        345,557           906,907
Issued in connection with merger (Note 10)                                        --                --
                                                                       -------------       -----------
Increase (decrease) in net assets                                           (369,338)       29,935,585
Net assets beginning of year                                              77,940,251        48,004,666
                                                                       -------------       -----------
Net assets end of year *                                                  77,570,913       $77,940,251
                                                                       =============       ===========
* Includes undistributed net investment income (loss) of               $          --       $        --


                                                                    -------------- Mid Cap -------------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2004   March 31, 2004
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $   (64,041)       $   (134,258)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities and currency                                         (441,779)          1,000,811
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                              235,724           2,659,058
                                                                        -----------        ------------
 Net increase (decrease) in net assets resulting from operations           (270,096)          3,525,611
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
 Net realized gains
  Ordinary Shares                                                                --                  --
  Institutional Shares                                                           --                  --
                                                                        -----------        ------------
                                                                                 --                  --
                                                                        -----------        ------------
Fund share transactions, net (Note 9)                                      (488,187)         (1,319,735)
Issued in connection with merger (Note 10)                                       --                  --
                                                                        -----------        ------------
Increase (decrease) in net assets                                          (758,283)          2,205,876
Net assets beginning of year                                             10,412,983           8,207,107
                                                                        -----------        ------------
Net assets end of year *                                                $ 9,654,700        $ 10,412,983
                                                                        ===========        ============
* Includes undistributed net investment income (loss) of                $   (68,555)       $    (23,389)

                                                                    -------- Growth and Income --------
                                                                     Six Months ended      Year ended
                                                                    September 30, 2004   March 31, 2004
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $    (33,544)      $   (82,688)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities and currency                                       (1,841,053)         (989,329)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                              727,651        11,001,219
                                                                       ------------       ------------
 Net increase (decrease) in net assets resulting from operations         (1,146,946)        9,929,202
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --                --
  Institutional Shares                                                           --                --
 Net realized gains
  Ordinary Shares                                                                --                --
  Institutional Shares                                                           --                --
                                                                       ------------       ------------
                                                                                 --                --
                                                                       ------------       ------------
Fund share transactions, net (Note 9)                                       222,794        (2,792,155)
Issued in connection with merger (Note 10)                                       --                --
                                                                       ------------       ------------
Increase (decrease) in net assets                                          (924,152)        7,137,047
Net assets beginning of year                                             44,210,151        37,073,104
                                                                       ------------       ------------
Net assets end of year *                                               $ 43,285,999       $44,210,151
                                                                       ============       ============
* Includes undistributed net investment income (loss) of               $         --       $        --


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                         --------- Emerging Markets --------
                                                                                          Six Months ended      Year ended
                                                                                         September 30, 2004   March 31, 2004
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                                               $    260,472       $    92,554
 Net realized gain (loss) on investments, foreign denominated assets, liabilities and          1,827,657         2,994,471
  currency
 Unrealized appreciation (depreciation) of investments and foreign denominated assets,
  liabilities and currency                                                                    (3,303,383)       12,960,447
                                                                                            ------------       -----------
 Net increase (decrease) in net assets resulting from operations                              (1,215,254)       16,047,472
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                                     --           (58,847)
  Institutional Shares                                                                                --           (18,812)
 Net realized gains
  Ordinary Shares                                                                                     --                --
  Institutional Shares                                                                                --                --
                                                                                            ------------       -----------
                                                                                                      --           (77,659)
                                                                                            ------------       -----------
Fund share transactions, net (Note 9)                                                            596,334        14,884,353
Issued in connection with merger (Note 10)                                                            --                --
                                                                                            ------------       -----------
Increase (decrease) in net assets                                                               (618,920)       30,854,166
Net assets beginning of year                                                                  42,342,728        11,488,562
                                                                                            ------------       -----------
Net assets end of year *                                                                    $ 41,723,808       $42,342,728
                                                                                            ============       ===========
* Includes undistributed net investment income (loss) of                                    $    285,966       $    28,897

                                                                                         ---------- Foreign Value ----------
                                                                                          Six Months ended      Year ended
                                                                                         September 30, 2004   March 31, 2004
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                                               $    576,251      $  1,457,620
 Net realized gain (loss) on investments, foreign denominated assets, liabilities and          2,079,100         4,139,464
  currency
 Unrealized appreciation (depreciation) of investments and foreign denominated assets,
  liabilities and currency                                                                     1,422,829        32,171,074
                                                                                            ------------      ------------
 Net increase (decrease) in net assets resulting from operations                               4,078,180        37,768,158
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                                     --          (747,094)
  Institutional Shares                                                                                --           (77,043)
 Net realized gains
  Ordinary Shares                                                                                     --                --
  Institutional Shares                                                                                --                --
                                                                                            ------------      ------------
                                                                                                      --          (824,137)
                                                                                            ------------      ------------
Fund share transactions, net (Note 9)                                                         18,827,862         1,658,245
Issued in connection with merger (Note 10)                                                            --        31,367,851
                                                                                            ------------      ------------
Increase (decrease) in net assets                                                             22,906,042        69,970,117
Net assets beginning of year                                                                 100,299,870        30,329,753
                                                                                            ------------      ------------
Net assets end of year *                                                                    $123,205,912      $100,299,870
                                                                                            ============      ============
* Includes undistributed net investment income (loss) of                                    $  1,364,260      $    761,216


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                              Income from
                                                               -------- Investment Operations(a) --------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
Small Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 19.93        (0.12)          (0.08)         (0.20)
Year Ended March 31, 2004                           $ 12.44        (0.19)           7.68           7.49
Year Ended March 31, 2003                           $ 18.71        (0.12)          (5.32)         (5.44)
Year Ended March 31, 2002                           $ 17.46        (0.22)           1.48           1.26
Year Ended March 31, 2001                           $ 24.82        (0.22)          (4.18)         (4.40)

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 21.48        (0.08)          (0.08)         (0.16)
Year Ended March 31, 2004                           $ 13.34        (0.11)           8.25           8.14
Year Ended March 31, 2003                           $ 19.88        (0.05)          (5.66)         (5.71)
Year Ended March 31, 2002                           $ 18.46        (0.14)           1.57           1.43
Year Ended March 31, 2001                           $ 25.92        (0.10)          (4.40)         (4.50)

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 12.85        (0.08)          (0.26)         (0.34)
Year Ended March 31, 2004                           $  8.92        (0.16)           4.09           3.93
Year Ended March 31, 2003                           $ 13.46        (0.14)          (4.40)         (4.54)
Year Ended March 31, 2002                           $ 13.45        (0.17)           0.19           0.02
Year Ended March 31, 2001                           $ 24.68        (0.20)          (6.54)         (6.74)

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 13.34        (0.07)          (0.26)         (0.33)
Year Ended March 31, 2004                           $  9.24        (0.13)           4.23           4.10
Year Ended March 31, 2003                           $ 13.91        (0.11)          (4.56)         (4.67)
Year Ended March 31, 2002                           $ 13.86        (0.14)           0.20           0.06
Year Ended March 31, 2001                           $ 25.21        (0.14)          (6.72)         (6.86)

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 12.19        (0.01)          (0.32)         (0.33)
Year Ended March 31, 2004                           $  9.58        (0.02)           2.63           2.61
Year Ended March 31, 2003                           $ 12.87        (0.06)          (3.23)         (3.29)
Year Ended March 31, 2002                           $ 13.95        (0.12)          (0.48)         (0.60)
Year Ended March 31, 2001                           $ 25.88        (0.22)          (8.34)         (8.56)

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 12.65          0.02          (0.33)         (0.31)
Year Ended March 31, 2004                           $  9.90          0.03           2.72           2.75
Year Ended March 31, 2003                           $ 13.23        (0.01)          (3.32)         (3.33)
Year Ended March 31, 2002                           $ 14.25        (0.05)          (0.49)         (0.54)
Year Ended March 31, 2001                           $ 26.22        (0.12)          (8.48)         (8.60)

                                                   -------------- Distributions -------------
                                                    Dividends   Distributions
                                                    from Net         from                       Net Asset
                                                   Investment      Realized         Total       Value End      Total
                                                     Income     Capital Gains   Distributions   of Period    Return(d)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 19.73        (1.00)%
Year Ended March 31, 2004                              --              --              --        $ 19.93        60.21%
Year Ended March 31, 2003                              --           (0.83)          (0.83)       $ 12.44       (29.24)%
Year Ended March 31, 2002                              --           (0.01)          (0.01)       $ 18.71         7.19%
Year Ended March 31, 2001                              --           (2.96)(g)       (2.96)       $ 17.46       (18.49)%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 21.32        (0.74)%
Year Ended March 31, 2004                              --              --              --        $ 21.48        61.02%
Year Ended March 31, 2003                              --           (0.83)          (0.83)       $ 13.34       (28.87)%
Year Ended March 31, 2002                              --           (0.01)          (0.01)       $ 19.88         7.72%
Year Ended March 31, 2001                              --           (2.96)(g)       (2.96)       $ 18.46       (18.07)%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 12.51        (2.65)%
Year Ended March 31, 2004                              --              --              --        $ 12.85        44.06%
Year Ended March 31, 2003                              --              --              --        $  8.92       (33.73)%
Year Ended March 31, 2002                              --           (0.01)          (0.01)       $ 13.46         0.16%
Year Ended March 31, 2001                              --           (4.49)(h)       (4.49)       $ 13.45       (29.51)%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 13.01        (2.47)%
Year Ended March 31, 2004                              --              --              --        $ 13.34        44.37%
Year Ended March 31, 2003                              --              --              --        $  9.24       (33.57)%
Year Ended March 31, 2002                              --           (0.01)          (0.01)       $ 13.91         0.44%
Year Ended March 31, 2001                              --           (4.49)(h)       (4.49)       $ 13.86       (29.35)%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 11.86        (2.71)%
Year Ended March 31, 2004                              --              --              --        $ 12.19        27.24%
Year Ended March 31, 2003                              --              --              --        $  9.58       (25.56)%
Year Ended March 31, 2002                              --           (0.48)          (0.48)       $ 12.87        (4.44)%
Year Ended March 31, 2001                              --           (3.37)          (3.37)       $ 13.95       (35.20)%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)        --              --              --        $ 12.34        (2.45)%
Year Ended March 31, 2004                              --              --              --        $ 12.65        27.78%
Year Ended March 31, 2003                              --              --              --        $  9.90       (25.17)%
Year Ended March 31, 2002                              --           (0.48)          (0.48)       $ 13.23        (3.92)%
Year Ended March 31, 2001                              --           (3.37)          (3.37)       $ 14.25       (34.89)%

                                                                ---------------- Ratios and Supplemental Data -----------------
                                                                  Ratio of Expenses to Average
                                                                ------- Net Assets(e)(f) -------
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)      $69,788       1.99%       1.99%      1.99%         (1.25)%          46%
Year Ended March 31, 2004                            $69,851       2.00%       2.00%      2.00%         (1.13)%          67%
Year Ended March 31, 2003                            $42,545       2.04%       2.04%      2.04%         (0.81)%          62%
Year Ended March 31, 2002                            $65,153       1.97%       1.97%      1.96%         (1.18)%          93%
Year Ended March 31, 2001                            $60,320       1.92%       1.92%      1.92%         (0.98)%          76%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)      $ 7,783       1.49%       1.49%      1.49%         (0.73)%          46%
Year Ended March 31, 2004                            $ 8,089       1.50%       1.50%      1.50%         (0.63)%          67%
Year Ended March 31, 2003                            $ 5,459       1.54%       1.54%      1.54%         (0.31)%          62%
Year Ended March 31, 2002                            $ 7,712       1.47%       1.47%      1.46%         (0.69)%          93%
Year Ended March 31, 2001                            $ 8,257       1.42%       1.42%      1.42%         (0.44)%          76%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)      $ 8,307       2.16%       2.16%      2.16%         (1.36)%          69%
Year Ended March 31, 2004                            $ 8,953       2.13%       2.13%      2.13%         (1.36)%         142%
Year Ended March 31, 2003                            $ 7,162       2.07%       2.07%      2.07%         (1.30)%          63%
Year Ended March 31, 2002                            $14,413       1.91%       1.91%      1.91%         (1.25)%          88%
Year Ended March 31, 2001                            $15,214       1.79%       1.83%      1.79%         (1.02)%          75%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)      $ 1,348       1.91%       1.91%      1.91%         (1.08)%          69%
Year Ended March 31, 2004                            $ 1,460       1.88%       1.88%      1.88%         (1.11)%         142%
Year Ended March 31, 2003                            $ 1,045       1.82%       1.82%      1.82%         (1.05)%          63%
Year Ended March 31, 2002                            $ 1,610       1.66%       1.66%      1.66%         (1.00)%          88%
Year Ended March 31, 2001                            $ 1,660       1.58%       1.58%      1.58%         (0.76)%          75%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)      $42,554       1.78%       1.78%      1.77%         (0.17)%         184%
Year Ended March 31, 2004                            $43,463       1.81%       1.81%      1.80%         (0.20)%         180%
Year Ended March 31, 2003                            $36,484       1.79%       1.79%      1.76%         (0.61)%          36%
Year Ended March 31, 2002                            $55,464       1.72%       1.72%      1.67%         (0.86)%          46%
Year Ended March 31, 2001                            $60,587       1.66%       1.66%      1.64%         (1.05)%          64%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)      $   732       1.28%       1.28%      1.27%          0.30%          184%
Year Ended March 31, 2004                            $   747       1.31%       1.31%      1.30%          0.30%          180%
Year Ended March 31, 2003                            $   590       1.29%       1.29%      1.26%         (0.13)%          36%
Year Ended March 31, 2002                            $ 1,415       1.22%       1.22%      1.17%         (0.36)%          46%
Year Ended March 31, 2001                            $ 1,517       1.16%       1.16%      1.14%         (0.56)%          64%


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                                                              Income from
                                                               -------- Investment Operations(a) --------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 12.71         0.08           (0.30)         (0.22)
Year Ended March 31, 2004                           $  6.12         0.04            6.58           6.62
Year Ended March 31, 2003                           $  7.24         0.06           (1.14)         (1.08)
Year Ended March 31, 2002                           $  6.57         0.04            0.68           0.72
Year Ended March 31, 2001                           $  9.39         0.05           (2.87)         (2.82)

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 12.82         0.14           (0.34)         (0.20)
Year Ended March 31, 2004                           $  6.17         0.04            6.68           6.72
Year Ended March 31, 2003                           $  7.30         0.07           (1.13)         (1.06)
Year Ended March 31, 2002                           $  6.62         0.08            0.69           0.77
Year Ended March 31, 2001                           $  9.48         0.09           (2.91)         (2.82)

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 13.50         0.07            0.42           0.49
Year Ended March 31, 2004                           $  7.80         0.22            5.60           5.82
Year Ended March 31, 2003                           $  9.67         0.10           (1.91)         (1.81)
Year Ended March 31, 2002                           $  8.66         0.06            0.97           1.03
Year Ended March 31, 2001                           $  9.05         0.10           (0.49)         (0.39)

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 13.53         0.09            0.43           0.52
Year Ended March 31, 2004                           $  7.83         0.30            5.56           5.86
Year Ended March 31, 2003                           $  9.72         0.12           (1.92)         (1.80)
Year Ended March 31, 2002                           $  8.68         0.09            0.98           1.07
Year Ended March 31, 2001                           $  9.06         0.14           (0.52)         (0.38)

                                                   -------------- Distributions -------------
                                                    Dividends   Distributions
                                                    from Net         from                       Net Asset
                                                   Investment      Realized         Total       Value End      Total
                                                     Income     Capital Gains   Distributions   of Period    Return(d)
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)          --           --               --        $ 12.49        (1.73)%
Year Ended March 31, 2004                             (0.03)          --            (0.03)       $ 12.71       108.18%
Year Ended March 31, 2003                             (0.04)          --            (0.04)       $  6.12       (14.97)%
Year Ended March 31, 2002                             (0.05)          --            (0.05)       $  7.24        11.11%
Year Ended March 31, 2001                                --           --               --        $  6.57       (30.03)%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)          --           --               --        $ 12.62        (1.56)%
Year Ended March 31, 2004                             (0.07)          --            (0.07)       $ 12.82       109.05%
Year Ended March 31, 2003                             (0.07)          --            (0.07)       $  6.17       (14.58)%
Year Ended March 31, 2002                             (0.09)          --            (0.09)       $  7.30        11.78%
Year Ended March 31, 2001                             (0.04)          --            (0.04)       $  6.62       (29.70)%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)          --           --               --        $ 13.99         3.63%
Year Ended March 31, 2004                             (0.12)          --            (0.12)       $ 13.50        74.77%
Year Ended March 31, 2003                             (0.06)          --            (0.06)       $  7.80       (18.80)%
Year Ended March 31, 2002                             (0.02)          --            (0.02)       $  9.67        11.93%
Year Ended March 31, 2001                                --           --               --        $  8.66        (4.30)%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)          --           --               --        $ 14.05         3.84%
Year Ended March 31, 2004                             (0.16)          --            (0.16)       $ 13.53        75.07%
Year Ended March 31, 2003                             (0.09)          --            (0.09)       $  7.83       (18.62)%
Year Ended March 31, 2002                             (0.03)          --            (0.03)       $  9.72        12.37%
Year Ended March 31, 2001                                --           --               --        $  8.68        (4.18)%

                                                                ---------------- Ratios and Supplemental Data -----------------
                                                                  Ratio of Expenses to Average
                                                                ------- Net Assets(e)(f) -------
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 40,917       1.98%       1.98%      1.98%          1.38%           57%
Year Ended March 31, 2004                           $ 39,977       2.07%       2.07%      2.07%          0.39%           45%
Year Ended March 31, 2003                           $ 11,207       2.30%       2.46%      2.29%          0.88%          150%
Year Ended March 31, 2002                           $ 10,931       2.32%       2.32%      2.31%          0.67%           38%
Year Ended March 31, 2001                           $  9,598       2.30%       2.30%      2.30%          0.62%           42%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $    807       1.48%       1.48%      1.48%          2.27%           57%
Year Ended March 31, 2004                           $  2,365       1.57%       1.57%      1.57%          0.36%           45%
Year Ended March 31, 2003                           $    282       1.80%       1.96%      1.79%          1.22%          150%
Year Ended March 31, 2002                           $  2,037       1.82%       1.82%      1.81%          1.18%           38%
Year Ended March 31, 2001                           $  1,935       1.80%       1.80%      1.80%          1.10%           42%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2004 (Unaudited)     $106,463       1.82%       1.82%      1.82%          1.06%           18%
Year Ended March 31, 2004                           $ 88,425       1.81%       1.81%      1.81%          1.90%           48%
Year Ended March 31, 2003                           $ 29,468       1.93%       1.93%      1.93%          1.20%            7%
Year Ended March 31, 2002                           $ 32,471       1.93%       1.93%      1.92%          0.74%            9%
Year Ended March 31, 2001                           $ 14,410       1.96%       1.97%      1.96%          1.12%           45%

Institutional Shares
Six Months Ended September 30, 2004 (Unaudited)     $ 16,743       1.57%       1.57%      1.57%          1.34%           18%
Year Ended March 31, 2004                           $ 11,875       1.56%       1.56%      1.56%          2.52%           48%
Year Ended March 31, 2003                           $    862       1.68%       1.68%      1.68%          1.40%            7%
Year Ended March 31, 2002                           $    809       1.69%       1.69%      1.68%          0.99%            9%
Year Ended March 31, 2001                           $    616       1.71%       1.72%      1.71%          1.53%           45%

(a) Per share numbers have been calculated using the average shares method.

(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.

(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.

(e) Periods less than one year are annualized.

(f) Ratio of expenses to average net assets shows:

    Excluding Credits (total expenses less fee waivers and reimbursements by the investment advisor, if any).

    Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).

    Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).

(g) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.

(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization of the Trust.

The Quantitative Group of Funds d/b/a "Quant Funds" (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has five series (each a "Fund" and collectively the "Funds") each with a distinct investment objective: Quant Small Cap Fund, Quant Mid Cap Fund, Quant Growth and Income Fund, Quant Emerging Markets Fund, and Quant Foreign Value Fund.

The Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation by investing primarily in common stocks of companies with smaller market capitalizations.

The Quant Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by investing primarily in common stock of companies with medium market capitalizations.

The Quant Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying dividends.

The Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

The Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Security Valuation. Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. Where applicable and appropriate, portfolio securities will be valued using the Nasdaq Official Closing Price. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a fund may value such securities in good faith at fair value in accordance with procedures established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using procedures approved by the Trustees.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements. The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions. All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Expenses. The majority of the expenses of the Funds are attributed to the individual Fund for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement (the "Management Agreement") with Quantitative Investment Advisors, Inc. (the "Manager") d/b/a Quantitative Advisors. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily total net asset value of Small Cap, Mid Cap and Foreign Value; 0.75% of the average daily net total asset value of the Growth and Income Fund; and 0.80% of the average daily total net asset value of Emerging Markets.

Under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap and Growth and Income to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The Distribution Agreement calls for the distributor, U.S. Boston Capital Corporation (the "Distributor") to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also voluntarily agreed to waive fees or assume certain operating expenses of Emerging Markets in order to reduce the total expenses of this Fund to no more than 2.25% of its average net assets. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2004, aggregate management fees were $1,264,266 and no fees were reduced or waived.

The Manager has entered into advisory contracts with the following sub advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), SSgA Funds Management, Inc. (Growth and Income), PanAgora Asset Management, Inc. (Emerging Markets), and Polaris Capital Management, Inc. (Foreign Value).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily total net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap--0.50% of average daily total net assets; Mid Cap and Emerging Markets--0.40% of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; and Foreign Value--0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% for assets in excess of $200 million of average daily total net assets.

The Funds have entered into a distribution agreement (the "Distribution Agreement ") with U.S. Boston Capital Corporation (the "Distributor"). For its services under the Distribution Agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average daily total net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income and Emerging Markets and (ii) 0.25% of the average daily total net asset value of Ordinary Shareholder accounts of Mid Cap and Foreign Value open during the period the plan is in effect. Holders of Institutional Shares bear no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2004, the aggregate distribution fees of the Funds were $492,104.

A deferred sales charge of 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, Emerging Markets and Foreign Value is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of Institutional Shares and certain other transactions. The Funds have been advised that during the six months ended September 30, 2004, such fees earned by the Distributor were $41,178.

Transfer agent functions are provided to the Funds by Quantitative Institutional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement (the "Transfer Agent Agreement"). The Transfer Agent Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the average daily total net asset value of each class of shares of the Funds and for reimbursement of out of pocket


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

expenses. During the six months ended September 30, 2004, the aggregate fees of the Funds were $276,781.

The Transfer Agent also provides the Fund with other services consisting of in-house legal services, preparation and review of semi-annual and annual reports and EDGAR administration services. These services are provided as additional services agreed to by the Board of Trustees of the Funds under the provisions of the Transfer Agent Agreement. For the six months ended September 30, 2004, aggregate transfer agent fees for these services were $63,945.

The By Laws of the Fund, as amended from time to time, permit the Board of Trustees of the Fund to approve reimbursement to the Manager for certain costs associated with providing regulatory and compliance services to the Fund. For the period ended September 30, 2004, the Trustees have approved reimbursements that amounted to $9,590.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

The Trustees receive an annual Trustee's fee of $5,000 except the audit committee members who receive an annual fee of $6,000. The fees are allocated to each Fund in proportion to its respective net assets.

4. Purchases and Sales.

During the six months ended September 30, 2004, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Mid Cap, Growth and Income, Emerging Markets and Foreign Value were $16,574,962, $3,257,163, $39,413,101, $24,758,015 and $20,423,917,
respectively. Sales of such securities for the Funds were $16,900,337, $3,716,700, $39,586,641, $10,363,319 and $9,044,380, respectively.

5. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insurance Company ("ICI Mutual"). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

6. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a class of shares of a Fund and the total percentage of the class held by such shareholders.

                             5% or Greater Shareholders
                             --------------------------
Fund                         Number     % of class Held
----                         ------     ---------------
Small Cap Inst.                6              64%
Mid Cap Ord.                   1               8%
Mid Cap Inst.                  3              84%
Growth and Income Inst.        1              65%
Emerging Markets Ord.          2              17%
Emerging Markets Inst.         4              92%
Foreign Value Ord.             1               6%
Foreign Value Inst.            4              58%

7. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

8. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code ("IRC") applicable to regulated investment companies. Therefore no Federal income tax provision is required.

The tax components of capital shown in the following tables represent: (1) losses or deductions the Portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the Portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Funds had capital loss carryovers at March 31, 2004. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. Foreign Value's capital loss carryover was acquired during the merger (Note 10) and may be subject to annual limitations under applicable tax laws and therefore may expire unutilized. As of March 31, 2004 the capital loss carryovers were as follows:


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

                  Capital Loss       Capital Loss    Capital Loss      Capital Loss
                     Expires            Expires         Expires           Expires
                    March 31,          March 31,       March 31,         March 31,            Total
Portfolio             2009               2010            2011              2012           Capital Loss
------------------------------------------------------------------------------------------------------
Small Cap Fund     $       --        $       --       $       --       ($1,746,159)       ($1,746,159)
Mid Cap Fund               --          (738,881)      (2,010,852)               --         (2,749,733)
Growth and
  Income Fund              --          (691,216)      (7,775,440)       (1,505,389)        (9,972,045)
Emerging
  Markets Fund             --                --         (726,971)               --           (726,971)
Foreign Value
  Fund             (1,350,730)       (4,496,527)        (932,449)               --         (6,779,706)

In 2004, the Portfolios noted in the table incurred "Post-October" losses during the period from November 1, 2003 through March 31, 2004. These losses were deferred for tax purposes and recognized on April 1, 2004.

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts ("REITs"), mark to market on passive foreign investment companies ("PFICs") held and foreign capital gains taxes accrued. The net tax appreciation/depreciation in the table includes unrealized tax gain (loss) on foreign currency and investments.

                                        March 31, 2004                  September 30, 2004
                         --------------------------------------------- -------------------
                          Undistributed   Undistributed      Post-           Net Tax
                             Ordinary       Long-Term       October       Appreciation/
Portfolio                     Income          Gains         Deferral       Depreciation
------------------------------------------------------------------------------------------
Small Cap Fund               $     --       $       --    $       --       $ 20,329,143
Mid Cap Fund                   63,978               --            --          1,143,499
Growth and Income Fund             --               --      (529,476)         3,338,980
Emerging Markets Fund         318,476               --        (2,166)         9,168,267
Foreign Value Fund            797,734        1,883,138       (36,518)        30,510,421

For the six months ended September 30, 2004 Small Cap, Mid Cap and Growth and Income incurred net operating losses of $448,740, $64,041 and $33,544, respectively. These net operating losses were reclassified to Shares of Beneficial Interest.

On March 31, 2004 Emerging Markets Fund and Foreign Value Fund elected to pass through to shareholders foreign taxes under IRC section 853. Foreign taxes paid and foreign source income for the Portfolios were as follows:

Portfolio                  Foreign Taxes Paid     Foreign Source Income
-----------------------------------------------------------------------
Emerging Markets Fund           $60,981                 $646,656
Foreign Value Fund              228,205                2,482,297


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

9. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                                          Six Months Ended                     Year Ended
                                                         September 30, 2004                  March 31, 2004
                                                   ------------------------------   ---------------------------------
                                                      Shares          Dollars           Shares            Dollar
Small Cap
Ordinary Shares
Shares sold                                            70,978      $  1,350,516         252,564       $   4,267,980
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                       (40,006)         (761,152)       (167,765)         (2,773,720)
                                                      -------      ------------        --------       -------------
Net Change                                             30,972           589,364          84,799           1,494,260
                                                      =======      ------------        ========       -------------
Institutional Shares
Shares sold                                               524            10,871          16,811             301,231
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                       (12,203)         (254,678)        (49,473)           (888,584)
                                                      -------      ------------        --------       -------------
Net Change                                            (11,679)         (243,807)        (32,662)           (587,353)
                                                      =======      ------------        ========       -------------
Total Net Change For Fund                                          $    345,557                       $     906,907
                                                                   ============                       =============
Mid Cap
Ordinary Shares
Shares sold                                             9,516      $    117,127          53,963       $     626,964
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                       (42,223)         (527,158)       (160,172)         (1,897,431)
                                                      -------      ------------        --------       -------------
Net Change                                            (32,707)         (410,031)       (106,209)         (1,270,467)
                                                      =======      ------------        ========       -------------
Institutional Shares
Shares sold                                               531             6,855           2,713              32,996
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                        (6,331)          (85,011)         (6,445)            (82,264)
                                                      -------      ------------        --------       -------------
Net Change                                             (5,800)          (78,156)         (3,732)            (49,268)
                                                      =======      ------------        ========       -------------
Total Net Change For Fund                                          $   (488,187)                      $  (1,319,735)
                                                                   ============                       =============
Growth and Income
Ordinary Shares
Shares sold                                           162,459      $  1,893,646         239,973       $   2,692,932
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                      (141,586)       (1,673,834)       (482,176)         (5,477,603)
                                                     --------      ------------        --------       -------------
Net Change                                             20,873           219,812        (242,203)         (2,784,671)
                                                     ========      ------------        ========       -------------
Institutional Shares
Shares sold                                             2,608            32,144           3,033              35,826
Shares issued in reinvestment of distributions             --                --              --                  --
Shares redeemed                                        (2,362)          (29,162)         (3,558)            (43,310)
                                                     --------      ------------        --------       -------------
Net Change                                                246             2,982            (525)             (7,484)
                                                     ========      ------------        ========       -------------
Total Net Change For Fund                                          $    222,794                       $  (2,792,155)
                                                                   ============                       =============


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

                                                          Six Months Ended                       Year Ended
                                                         September 30, 2004                    March 31, 2004
                                                   -------------------------------   ----------------------------------
                                                       Shares          Dollars            Shares            Dollar
Emerging Markets
Ordinary Shares
Shares sold                                            839,819      $ 10,183,781         1,696,645      $  18,776,815
Shares issued in reinvestment of distributions              --                --             5,393             57,864
Shares redeemed                                       (710,046)       (8,115,911)         (386,665)        (4,433,853)
                                                      --------      ------------         ---------      -------------
Net Change                                             129,773         2,067,870         1,315,373         14,400,826
                                                      ========      ------------         =========      -------------
Institutional Shares
Shares sold                                              4,959            64,108           707,815          6,072,769
Shares issued in reinvestment of distributions              --                --             1,740             18,812
Shares redeemed                                       (125,530)       (1,535,644)         (570,765)        (5,608,054)
                                                      --------      ------------         ---------      -------------
Net Change                                            (120,571)       (1,471,536)          138,790            483,527
                                                      ========      ------------         =========      -------------
Total Net Change For Fund                                           $    596,334                        $  14,884,353
                                                                    ============                        =============
Foreign Value
Ordinary Shares
Shares sold                                          1,636,032      $ 21,951,420           876,002      $  10,131,860
Shares issued in connection with acquisition                --                --         2,926,596         25,358,259
Shares issued in reinvestment of distributions              --                --            58,966            711,128
Capital Contribution (Note 12)                              --           131,594                --                 --
Shares redeemed                                       (577,906)       (7,591,448)       (1,088,356)       (11,507,680)
                                                     ---------      ------------        ----------      -------------
Net Change                                           1,058,126        14,491,566         2,773,208         24,693,567
                                                     =========      ------------        ==========      -------------
Institutional Shares
Shares sold                                            326,233         4,476,723           451,170          5,653,044
Shares issued in connection with acquisition                --                --           691,037          6,009,592
Shares issued in reinvestment of distributions              --                --             5,630             68,008
Capital Contribution (Note 12)                              --            24,534                --                 --
Shares redeemed                                        (12,301)         (164,961)         (380,277)        (3,398,115)
                                                     ---------      ------------        ----------      -------------
Net Change                                             313,932         4,336,296           767,560          8,332,529
                                                     =========      ------------        ==========      -------------
Total Net Change For Fund                                           $ 18,827,862                        $  33,026,096
                                                                    ============                        =============


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

10. Merger

On May 2, 2003, the net assets of State Street Research International Equity Fund (SSR), a series of State Street Research Financial Trust, were acquired by Foreign Value. The merger was pursuant to a Plan of Reorganization approved by the shareholders of SSR on April 25, 2003. Foreign Value is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization periods.

The merger was accomplished by a tax-free exchange of 2,926,596 Ordinary shares of Foreign Value for the 3,345,711 Class A,B,C and B(1) shares of SSR and 691,037 Institutional shares of Foreign Value for the 752,288 Class S shares of SSR, outstanding on May 2, 2003. The net assets of SSR and Foreign Value immediately before the merger were $31,367,851 and $33,802,582, respectively. SSR's unrealized depreciation of $329,247 was combined with that of Foreign Value. Immediately after the merger, the combined net assets were $65,170,433.

Foreign Value acquired capital loss carryovers for federal income tax purposes of $8,053,584. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

In April 2002, the State Street Research International Equity Fund (the "SSR Fund") first reserved the right to impose a 1% redemption fee on redemptions made within 30 days of purchase. This redemption fee remained in place until May 2003, when the SSR Fund was reorganized by a transfer of its assets and liabilities to the Quant Foreign Value Fund (the "Quant Fund").

In 2004 it was discovered by State Street Research that due to systems limitations relating to the ability to track holding periods crossing over a calendar month, not all redemptions within 30 days of purchase were identified. In addition to the limitation in tracking holding periods, there was a separate systems limitation whereby the redemption fees that were collected were identified as contingent deferred sales charges (which were payable to the SSR Fund's distributor), instead of a redemption fee to be paid to the SSR Fund. Upon discovery of the delay in remitting redemption proceeds, which was subsequent to the reorganization State Street Research made a payment of $156,128 to Foreign Value. State Street Research also will make a payment of $88,067 to Foreign Value for the appreciation of the redemption proceeds for the period May 2003 (reorganization date) to June 2004 (redemption proceeds remittance date).

11. Designation Requirements at March 31, 2004

   Qualified Dividend Income
          Percentage
-------------------------------
Mid Cap Fund              100%
Emerging Markets Fund     100%
Foreign Value Fund        100%

12. Subsequent events

On September 30, 2004, the Fund accepted the resignations of David A. Umstead and Leon Okurowski as Trustees of the Fund.

On October 22, 2004, State Street Research made a payment of $88,067 to Foreign Value for the appreciation of the redemption proceeds for the period May 2003 (reorganization date) to June 2004 (redemption proceeds date). (Note 10).


--------------------------------------------------------------------------------

[LOGO]                                                               QUANT FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEES* AND OFFICERS:

The business address of each interested Trustee is c/o Quant Funds, 55 Old Bedford Road, Lincoln, MA 01773.

                     Position(s) Held                                 Number of
                     With Company,                                    Portfolios in
                     Term of Office                                   Fund Complex
Name, Address        And Length of         Principal Occupation(s)    Overseen by    Other Directorships
and (Age)            Time Served **        During Past Five Years**   Director       Held by Director
------------------------------------------------------------------------------------------------------------------------------
Leon Okurowski       Trustee, Vice         Director and Vice                5        AB&T
(61)                 President and         President, U.S. Boston                    Everest USB Canadian Storage, Inc.
                     Treasurer             Capital Corporation                       Quantitative Investment Advisors, Inc.
                                                                                     U.S. Boston Corporation
                                                                                     U.S. Boston Asset Management Corporation
                                                                                     USB Corporation
                                                                                     USB Everest Management LLC
                                                                                     USB Everest Storage LLC
                                                                                     USB Greenville-86, Inc.
                                                                                     USB-85 Restaurant Associates, Inc.
                                                                                     USB Atlantic Associates, Inc.
                                                                                     U.S. Boston Insurance Agency, Inc.
                                                                                     U.S. Boston Capital Corporation
------------------------------------------------------------------------------------------------------------------------------
Willard L. Umphrey   Trustee, President,   Director, U.S. Boston            5        AB&T
(63)                 Chairman              Capital Corporation                       U.S. Boston Corporation
                                                                                     U.S. Boston Asset Management Corporation
                                                                                     Quantitative Investment Advisors, Inc.
                                                                                     USB Corporation
                                                                                     USB Greenville-86, Inc.
                                                                                     USB-85 Restaurant Associates, Inc.
                                                                                     USB Atlantic Associates, Inc.
                                                                                     U.S. Boston Insurance Agency, Inc.
                                                                                     Pear Tree Royalty Company, Inc.
                                                                                     U.S. Boston Capital Corporation
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

QUANT FUNDS                                                               [LOGO]
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES:

The business address of each non-interested Trustee is c/o Quant Funds, 55 Old Bedford Road, Lincoln, MA 01773.

                       Position(s) Held                                                 Number of
                       With Company,                                                    Portfolios in
                       Term of Office                                                   Fund Complex
Name, Address          And Length of     Principal Occupation(s)                        Overseen by    Other Directorships
and (Age)              Time Served **    During Past Five Years**                       Director       Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Armstrong    Trustee           President, Alumni Career                             5        None
(65)                                     Services (consulting firm)
------------------------------------------------------------------------------------------------------------------------------------
John M. Bulbrook (61)  Trustee           CEO and Treasurer, John M.                           5        John M. Bulbrook
                                         Bulbrook Insurance Agency, Inc.                               Insurance Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward E. Burrows      Trustee           Independent consulting actuary--                     5        Former Director of Actuarial
(71)                                     employee benefit plans                                        Services, Mintz, Levin, Cohn,
                                                                                                       Ferris, Glovsky and Popeo,
                                         Formerly Vice President of Actuarial                          PC (law firm/consulting).
                                         Services, Mintz, Levin, Cohn, Ferris,
                                         Glovsky and Popeo, PC (law firm/consulting)
                                         Formerly President, The Pentad Corporation
                                         (employee benefit consultants and actuaries).
------------------------------------------------------------------------------------------------------------------------------------
Joseph J. Caruso       Trustee           Principal, Bantam Group                              5        Boston Micromachines
(61)                   (since 1999)                                                                    MicroE Systems
                                                                                                       TimeBlaster
                                                                                                       American Fantasy Sports
                                                                                                       PA Instruments
                                                                                                       National Association of Co
                                                                                                       Directors (New England Cha
                                                                                                       WEST (Women Entrepreneurs
                                                                                                       Science and Technology)
------------------------------------------------------------------------------------------------------------------------------------
Clinton S. Marshall    Trustee           Owner, Coastal CFO Solutions,                        5        Northern York County YMCA,
(47)                   (since 2003)      CFO, Fore River Company,                                      Biddeford Pool Yacht Club
                                                                                                       The Pool Association
                                         Finance Director, Northern York                               The Abenakee Club
                                         County Family YMCA,

                                         CFO and Board Member of Great
                                         Works Internet,

                                         CFO, Holographix,

                                         CFO, EVibe.com,

                                         CFO, HealthWatch Technologies,

                                         Vice President of Finance, Tom's of Maine.
------------------------------------------------------------------------------------------------------------------------------------
David A. Umstead       Trustee           President, Cape Ann Capital, Inc.,                   5        None
(61)                   (since 2001)
                                         Vice President, Independence Investment
                                         LLC (f/k/a Independence International
                                         Associates, Inc.),

                                         President, Stowflake

                                         Townhouse Owners Association
------------------------------------------------------------------------------------------------------------------------------------

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the Fund's investment advisor, Quantitative Advisors and the Fund's distributor, U.S. Boston Capital Corporation.
** Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years. The Fund's Statement of Additional Information ("SAI") includes additional information about Fund Trustees and is available, without charge, upon request. To obtain a free copy of the current SAI, please call shareholder services at 1-800-326-2151.


--------------------------------------------------------------------------------
                                                                              29



Item 2.  Code of Ethics

	Not Applicable

Item 3.  Audit Committee Financial Expert

	Not Applicable

Item 4.  Principal Accountant Fees and Services

	Not Applicable

Item 5.  Audit Committee of Listed Registrants

	Not Applicable

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

	Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	(a)(i) The President and Treasurer have concluded that the Quantitative Group of Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10.  Exhibits

(a) (1) Not applicable.

(a) (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

By:
 /s/Willard L. Umphrey


Willard L. Umphrey


President and Chairman



Date:  December 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Willard L. Umphrey


 Willard L. Umphrey


 President and Chairman




Date: December 3, 2004

By:  /s/Leon Okurowski


 Leon Okurowski


 Treasurer




Date: December 3, 2004